LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                               LAKE MERRITT PLAZA
                        1999 HARRISON STREET, 26TH FLOOR
                            OAKLAND, CALIFORNIA 94612
                                 (510) 350-3070
                            FACSIMILE: (510) 834-8309



                                December 24, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

         RE:      WNC Housing Tax Credit Fund VI, L.P., Series 13
                  File No. 0-52814

Dear Sir or Madam:

     On behalf of the above-referenced registrant enclosed please find preliminary consent solicitation materials for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934. The registrant intends to release definitive copies thereof to security holders on January 4, 2010.

     The consent solicitation materials address an amendment to the registrant's agreement of limited partnership.

                                      Very truly yours,



                                      Paul G. Dannhauser

Enclosures